Comprehensive Income and Shareholders Equity	12 Months Ended
Dec. 31, 2010
Comprehensive Income and Shareholders Equity Disclosure [Abstract]
Comprehensive Income and Shareholders Equity

Note 11.       Comprehensive Income and Shareholders' Equity

Comprehensive Income

       Comprehensive income combines net income and other comprehensive items. Other comprehensive items represent certain amounts that are reported as components of shareholders' equity in the accompanying balance sheet.

       Accumulated other comprehensive items in the accompanying balance sheet consist of the following:

(In millions)	2010	2009

Cumulative Translation Adjustment	$134.5	$161.7
Net Unrealized Gain on Available-for-sale Investments, Net of Tax	3.4	2.4
Net Unrealized Losses on Hedging Instruments, Net of Tax	(0.8)	(1.0)
Pension and Other Postretirement Benefit Liability Adjustments, Net of Tax	(93.5)	(71.1)

	$43.6	$92.0

       An after tax gain on available-for-sale investments of $0.1 million was reclassified from accumulated other comprehensive items to net income in 2010. After-tax net losses on available-for-sale investments of $0.7 million and $4.3 million, were reclassified from accumulated other comprehensive items to net income in 2009 and 2008, respectively.

       The unrealized loss on hedging instruments relates to the company's 5% Senior Notes due 2015 (see Note 9) and is being amortized over the term of the debt. The after-tax charge recognized in net income was $0.2 million in 2010, 2009 and 2008.

       The after-tax pension and other postretirement benefit liability adjustments recognized in net income in 2010, 2009 and 2008 were $1.2 million, $1.1 million and $1.0 million, respectively.

Shareholders' Equity

       At December 31, 2010, the company had reserved 51,693,436 unissued shares of its common stock for possible issuance under stock-based compensation plans and for possible conversion of the company's convertible debentures.

       The company has 50,000 shares of authorized but unissued $100 par value preferred stock.

       The company has distributed rights under a shareholder rights plan adopted by the company's Board of Directors to holders of outstanding shares of the company's common stock. Each right entitles the holder to purchase one hundred-thousandth of a share (a Unit) of Series B Junior Participating Preferred Stock, $100 par value, at a purchase price of $200 per Unit, subject to adjustment. The rights will not be exercisable until the earlier of (i) 10 business days following a public announcement that a person or group of affiliated or associated persons (an Acquiring Person) has acquired, or obtained the right to acquire, beneficial ownership of 15% or more of the outstanding shares of common stock (the Stock Acquisition Date), or (ii) 10 business days following the commencement of a tender offer or exchange offer for 15% or more of the outstanding shares of common stock.

       In the event that a person becomes the beneficial owner of 15% or more of the outstanding shares of common stock, except pursuant to an offer for all outstanding shares of common stock that at least 75% of the Board of Directors determines to be fair to, and otherwise in the best interests of, stockholders, each holder of a right (except for the Acquiring Person) will thereafter have the right to receive, upon exercise, that number of shares of common stock (or, in certain circumstances, units of preferred stock, cash, property or other securities of the company) which equals the exercise price of the right divided by one-half of the current market price of the common stock. In the event that, at any time after any person has become an Acquiring Person, (i) the company is acquired in a merger or other business combination transaction in which the company is not the surviving corporation or its common stock is changed or exchanged (other than a merger that follows an offer approved by the Board of Directors), or (ii) 50% or more of the company's assets or earning power is sold or transferred, each holder of a right (except for the Acquiring Person) shall thereafter have the right to receive, upon exercise, the number of shares of common stock of the acquiring company that equals the exercise price of the right divided by one-half of the current market price of such common stock.

       At any time until the Stock Acquisition Date, the company may redeem the rights in whole, but not in part, at a price of $.01 per right (payable in cash or stock). The rights expire on September 29, 2015, unless earlier redeemed or exchanged.

       As a result of the November 2006 merger with Fisher, warrants to purchase shares of Fisher common stock were converted into warrants to purchase 3,307,170 shares of company common stock at an exercise price of $4.83 per share. These warrants had a fair value of $113.2 million at the merger date, which was recorded as part of the merger consideration. All of the outstanding warrants were exercised in January 2008.